FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Later than one year [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 1,943	£ 4,248
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 665	£ 3,030